CAPITAL STOCK AND RESERVES - RSUs outstanding (Details) - RSU	Dec. 31, 2022 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding	1,835,821
Vesting Year 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding	400,776
Vesting Year 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs outstanding	1,435,045